RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Purchase of certain media information system from related party	$ 82	$ 66	$ 27
Due to related party for purchase of certain media information system	44	10
Amounts due from Rujia for guarantee deposit	$ 23	$ 24